Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Lease Amounts Recognised in Consolidated Statement of Financial Position
The Consolidated Statement of Financial Position includes the following amounts relating to leases:

	2025 $’000	2024 $’000
Right-of-use assets recognised in property, plant and equipment
Land and buildings
Cost	1,504	1,483
Accumulated depreciation and impairment	(990)	(709)
Net book value	514	774
Plant and equipment
Cost	7,255	7,121
Accumulated depreciation and impairment	(6,372)	(2,967)
Net book value	883	4,154
Total right-of-use assets	1,397	4,928
Lease liabilities
Land and buildings – current	414	373
Land and buildings – non-current	90	496
Plant and equipment – current	2,160	2,425
Plant and equipment – non-current	–	2,121
Total lease liabilities	2,664	5,415

Lease Amounts Recognised in Statement of Profit or Loss
The Consolidated Statement of Profit or Loss includes the following amounts relating to leases:

	2025 $’000	2024 $’000	2023 $’000
Depreciation of right-of-use assets	2,749	2,795	811
Impairment of right-of-use assets (1)	923	–	–
Interest on lease liabilities	406	727	148

Lease Amounts Recognised in Statement of Cash Flows	The Consolidated Statement of Cash Flows includes the following amounts relating to leases:
	2025 $’000	2024 $’000	2023 $’000
Total cash outflow for leases	3,226	3,280	773